Schedule of basic and diluted earnings per share (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2023 HKD ($) shares	Dec. 31, 2022 HKD ($) shares
Notes and other explanatory information [abstract]
Profit/(loss) and total comprehensive income/(loss) for the year attributable to the owners of the Company	$ 4,235,545	$ 32,900,444	$ (37,446,111)	$ 33,409,353
Weighted average number of ordinary shares for the purpose of calculating the basic earnings per share	12,845,765	12,845,765	10,000	10,000
Weighted average number of ordinary shares for the purpose of calculating the dilutive earning per share	12,845,765	12,845,765	10,000	10,000